UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Broad Market
Opportunities Fund

December 31, 2010

1.861615.103

BMO-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,161	$ 407,847
Fidelity Consumer Staples Central Fund (a)	2,622	351,139
Fidelity Energy Central Fund (a)	3,457	426,625
Fidelity Financials Central Fund (a)	11,233	683,501
Fidelity Health Care Central Fund (a)	3,209	401,839
Fidelity Industrials Central Fund (a)	3,034	431,883
Fidelity Information Technology Central Fund (a)	3,761	656,837
Fidelity Materials Central Fund (a)	897	153,600
Fidelity Telecom Services Central Fund (a)	905	111,538
Fidelity Utilities Central Fund (a)	1,304	130,691
TOTAL EQUITY CENTRAL FUNDS (Cost $3,625,666)		3,755,500
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,625,666)		3,755,500
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,302)
NET ASSETS - 100%		$ 3,750,198
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 1,319
Fidelity Consumer Staples Central Fund	2,018
Fidelity Energy Central Fund	1,597
Fidelity Financials Central Fund	2,303
Fidelity Health Care Central Fund	1,296
Fidelity Industrials Central Fund	1,431
Fidelity Information Technology Central Fund	461
Fidelity Materials Central Fund	532
Fidelity Telecom Services Central Fund	869
Fidelity Utilities Central Fund	1,157
Total	$ 12,983
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 390,968	$ 26,931	$ 60,424	$ 407,847	0.1%
Fidelity Consumer Staples Central Fund	384,704	10,812	68,231	351,139	0.1%
Fidelity Energy Central Fund	403,334	18,573	85,444	426,625	0.1%
Fidelity Financials Central Fund	707,845	63,163	152,115	683,501	0.1%
Fidelity Health Care Central Fund	441,935	18,818	106,333	401,839	0.1%
Fidelity Industrials Central Fund	416,636	15,729	59,280	431,883	0.1%
Fidelity Information Technology Central Fund	606,164	78,695	111,220	656,837	0.1%
Fidelity Materials Central Fund	153,448	2,833	32,807	153,600	0.1%
Fidelity Telecom Services Central Fund	111,342	7,198	13,154	111,538	0.1%
Fidelity Utilities Central Fund	144,714	2,720	21,062	130,691	0.1%
Total	$ 3,761,090	$ 245,472	$ 710,070	$ 3,755,500
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $3,824,855. Net unrealized depreciation aggregated $69,355, of which $287,639 related to appreciated investment securities and $356,994 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.844202.105

AAM20-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 22.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	4,267,114	$ 53,978,996
Fidelity Consumer Discretionary Central Fund (b)	401,437	51,789,344
Fidelity Consumer Staples Central Fund (b)	351,020	47,005,145
Fidelity Emerging Markets Equity Central Fund (b)	193,966	43,853,706
Fidelity Energy Central Fund (b)	468,978	57,881,229
Fidelity Financials Central Fund (b)	1,464,547	89,117,704
Fidelity Health Care Central Fund (b)	457,544	57,302,763
Fidelity Industrials Central Fund (b)	401,306	57,125,913
Fidelity Information Technology Central Fund (b)	486,453	84,954,126
Fidelity International Equity Central Fund (b)	2,240,296	159,755,527
Fidelity Materials Central Fund (b)	121,866	20,868,255
Fidelity Telecom Services Central Fund (b)	112,174	13,831,061
Fidelity Utilities Central Fund (b)	170,414	17,075,461
TOTAL EQUITY CENTRAL FUNDS (Cost $665,023,867)		754,539,230
Fixed-Income Central Funds - 54.4%

High Yield Fixed-Income Funds - 7.1%
Fidelity Floating Rate Central Fund (b)	1,077,486	107,554,604
Fidelity High Income Central Fund 1 (b)	1,345,693	130,989,730
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $221,243,430)		238,544,334
Investment Grade Fixed-Income Funds - 47.3%
Fidelity Tactical Income Central Fund (b) (Cost $1,545,339,738)	15,856,577	1,592,158,943
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,766,583,168)		1,830,703,277
Money Market Central Funds - 23.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	156,153,013	$ 156,153,013
Fidelity Money Market Central Fund, 0.40% (a)	626,436,716	626,436,716
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $782,589,729)		782,589,729
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% 1/13/11 (Cost $499,979)	$ 500,000	499,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,214,696,743)	3,368,332,233
NET OTHER ASSETS (LIABILITIES) - 0.0%	(831,336)
NET ASSETS - 100%	$ 3,367,500,897
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,432
Fidelity Consumer Discretionary Central Fund	164,778
Fidelity Consumer Staples Central Fund	252,970
Fidelity Emerging Markets Equity Central Fund	89,903
Fidelity Energy Central Fund	201,176
Fidelity Financials Central Fund	280,050
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 1,128,118
Fidelity Health Care Central Fund	161,401
Fidelity High Income Central Fund 1	2,401,245
Fidelity Industrials Central Fund	184,681
Fidelity Information Technology Central Fund	58,550
Fidelity International Equity Central Fund	475,598
Fidelity Materials Central Fund	64,995
Fidelity Money Market Central Fund	659,982
Fidelity Tactical Income Central Fund	11,898,767
Fidelity Telecom Services Central Fund	105,963
Fidelity Utilities Central Fund	142,674
Total	$ 18,356,283
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 35,084,213	$ 14,465,620	$ 1,714,609	$ 53,978,996	19.9%
Fidelity Consumer Discretionary Central Fund	45,560,668	1,776,136	1,782,852	51,789,344	7.6%
Fidelity Consumer Staples Central Fund	43,988,692	1,762,440	1,684,108	47,005,145	7.3%
Fidelity Emerging Markets Equity Central Fund	35,966,470	4,163,796	277,093	43,853,706	9.0%
Fidelity Energy Central Fund	44,327,258	4,111,088	1,818,289	57,881,229	7.7%
Fidelity Financials Central Fund	82,498,800	2,183,624	3,058,455	89,117,704	7.8%
Fidelity Floating Rate Central Fund	97,415,747	6,997,703	53,799	107,554,604	3.9%
Fidelity Health Care Central Fund	51,145,285	2,227,364	1,991,112	57,302,763	7.7%
Fidelity High Income Central Fund 1	121,836,478	7,961,339	484,577	130,989,730	21.0%
Fidelity Industrials Central Fund	49,634,644	1,889,414	1,891,016	57,125,913	7.7%
Fidelity Information Technology Central Fund	76,871,824	2,654,724	5,006,264	84,954,126	7.7%
Fidelity International Equity Central Fund	150,090,745	4,249,243	6,067,194	159,755,527	9.0%
Fidelity Materials Central Fund	16,958,529	959,498	697,846	20,868,255	8.0%
Fidelity Tactical Income Central Fund	1,487,037,888	122,519,098	763,958	1,592,158,943	34.1%
Fidelity Telecom Services Central Fund	13,038,484	563,490	506,459	13,831,061	7.3%
Fidelity Utilities Central Fund	16,478,538	712,746	636,181	17,075,461	7.6%
Total	$ 2,367,934,263	$ 179,197,323	$ 28,433,812	$ 2,585,242,507
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 754,539,230	$ 754,539,230	$ -	$ -
Fixed-Income Central Funds	1,830,703,277	1,830,703,277	-	-
Money Market Central Funds	782,589,729	782,589,729	-	-
U.S. Treasury Obligations	499,997	-	499,997	-
Total Investments in Securities:	$ 3,368,332,233	$ 3,367,832,236	$ 499,997	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $3,214,696,743. Net unrealized appreciation aggregated $153,635,490, of which $193,245,702 related to appreciated investment securities and $39,610,212 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849939.103

ATAN-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	190,682	$ 2,412,120
Fidelity Consumer Discretionary Central Fund (b)	26,755	3,451,638
Fidelity Consumer Staples Central Fund (b)	24,266	3,249,472
Fidelity Emerging Markets Equity Central Fund (b)	12,311	2,783,408
Fidelity Energy Central Fund (b)	31,192	3,849,733
Fidelity Financials Central Fund (b)	96,172	5,852,062
Fidelity Health Care Central Fund (b)	30,865	3,865,534
Fidelity Industrials Central Fund (b)	26,308	3,744,977
Fidelity Information Technology Central Fund (b)	31,906	5,571,984
Fidelity International Equity Central Fund (b)	157,343	11,220,126
Fidelity Materials Central Fund (b)	7,922	1,356,520
Fidelity Telecom Services Central Fund (b)	7,004	863,546
Fidelity Utilities Central Fund (b)	11,607	1,162,989
TOTAL EQUITY CENTRAL FUNDS (Cost $43,234,003)		49,384,109
Fixed-Income Central Funds - 55.0%

High Yield Fixed-Income Funds - 6.8%
Fidelity Floating Rate Central Fund (b)	48,074	4,798,698
Fidelity High Income Central Fund 1 (b)	58,158	5,661,109
TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,459,807
Investment Grade Fixed-Income Funds - 48.2%
Fidelity Tactical Income Central Fund (b)	742,934	74,598,017
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $81,231,102)		85,057,824
Money Market Central Funds - 13.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	10,295,491	$ 10,295,491
Fidelity Money Market Central Fund, 0.40% (a)	9,914,031	9,914,031
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $20,209,522)		20,209,522
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $144,674,627)		154,651,455
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,217)
NET ASSETS - 100%		$ 154,597,238
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,296
Fidelity Consumer Discretionary Central Fund	10,658
Fidelity Consumer Staples Central Fund	16,941
Fidelity Emerging Markets Equity Central Fund	5,505
Fidelity Energy Central Fund	13,039
Fidelity Financials Central Fund	17,731
Fidelity Floating Rate Central Fund	48,419
Fidelity Health Care Central Fund	10,488
Fund	Income earned
Fidelity High Income Central Fund 1	$ 99,375
Fidelity Industrials Central Fund	11,761
Fidelity Information Technology Central Fund	3,727
Fidelity International Equity Central Fund	31,857
Fidelity Materials Central Fund	4,073
Fidelity Money Market Central Fund	10,445
Fidelity Tactical Income Central Fund	518,242
Fidelity Telecom Services Central Fund	6,337
Fidelity Utilities Central Fund	9,419
Total	$ 823,313
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,240,023	$ 929,127	$ 9,089	$ 2,412,120	0.9%
Fidelity Consumer Discretionary Central Fund	2,836,215	360,510	140,884	3,451,638	0.5%
Fidelity Consumer Staples Central Fund	2,843,919	343,647	133,359	3,249,472	0.5%
Fidelity Emerging Markets Equity Central Fund	1,939,042	618,549	13,142	2,783,408	0.6%
Fidelity Energy Central Fund	2,899,956	371,560	144,070	3,849,733	0.5%
Fidelity Financials Central Fund	5,225,903	481,685	346,572	5,852,062	0.5%
Fidelity Floating Rate Central Fund	4,064,391	624,336	26,351	4,798,698	0.2%
Fidelity Health Care Central Fund	3,238,395	398,381	157,222	3,865,534	0.5%
Fidelity High Income Central Fund 1	4,863,799	776,507	46,272	5,661,109	0.9%
Fidelity Industrials Central Fund	2,985,576	438,185	149,780	3,744,977	0.5%
Fidelity Information Technology Central Fund	4,518,643	623,872	225,724	5,571,984	0.5%
Fidelity International Equity Central Fund	9,992,395	1,178,254	718,507	11,220,126	0.6%
Fidelity Materials Central Fund	1,042,730	140,504	55,165	1,356,520	0.5%
Fidelity Tactical Income Central Fund	62,297,007	13,431,958	398,757	74,598,017	1.4%
Fidelity Telecom Services Central Fund	753,772	105,088	40,106	863,546	1.6%
Fidelity Utilities Central Fund	1,047,040	132,416	50,460	1,162,989	0.5%
Total	$ 111,788,806	$ 20,954,579	$ 2,655,460	$ 134,441,933
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $144,674,627. Net unrealized appreciation aggregated $9,976,828, of which $10,931,075 related to appreciated investment securities and $954,247 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849958.103

AFAN-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 41.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	133,626	$ 1,690,372
Fidelity Consumer Discretionary Central Fund (b)	25,680	3,312,959
Fidelity Consumer Staples Central Fund (b)	23,144	3,099,170
Fidelity Emerging Markets Equity Central Fund (b)	11,653	2,634,521
Fidelity Energy Central Fund (b)	29,999	3,702,523
Fidelity Financials Central Fund (b)	87,319	5,313,342
Fidelity Health Care Central Fund (b)	29,404	3,682,510
Fidelity Industrials Central Fund (b)	24,892	3,543,319
Fidelity Information Technology Central Fund (b)	28,462	4,970,618
Fidelity International Equity Central Fund (b)	142,718	10,177,226
Fidelity Materials Central Fund (b)	7,793	1,334,411
Fidelity Telecom Services Central Fund (b)	6,915	852,650
Fidelity Utilities Central Fund (b)	10,722	1,074,301
TOTAL EQUITY CENTRAL FUNDS (Cost $40,404,262)		45,387,922
Fixed-Income Central Funds - 48.9%

High Yield Fixed-Income Funds - 6.7%
Fidelity Floating Rate Central Fund (b)	33,852	3,379,076
Fidelity High Income Central Fund 1 (b)	40,044	3,897,867
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $6,762,068)		7,276,943
Investment Grade Fixed-Income Funds - 42.2%
Fidelity Tactical Income Central Fund (b) (Cost $44,155,174)	455,270	45,713,626
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $50,917,242)		52,990,569
Money Market Central Funds - 9.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	6,017,889	$ 6,017,889
Fidelity Money Market Central Fund, 0.40% (a)	3,905,527	3,905,527
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $9,923,416)		9,923,416
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,244,920)		108,301,907
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,635)
NET ASSETS - 100%		$ 108,261,272
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,204
Fidelity Consumer Discretionary Central Fund	10,279
Fidelity Consumer Staples Central Fund	16,261
Fidelity Emerging Markets Equity Central Fund	5,256
Fidelity Energy Central Fund	12,558
Fidelity Financials Central Fund	16,237
Fidelity Floating Rate Central Fund	34,379
Fidelity Health Care Central Fund	10,105
Fund	Income earned
Fidelity High Income Central Fund 1	$ 69,323
Fidelity Industrials Central Fund	11,178
Fidelity Information Technology Central Fund	3,336
Fidelity International Equity Central Fund	29,411
Fidelity Materials Central Fund	4,050
Fidelity Money Market Central Fund	4,115
Fidelity Tactical Income Central Fund	319,167
Fidelity Telecom Services Central Fund	6,346
Fidelity Utilities Central Fund	8,740
Total	$ 563,945
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 939,062	$ 574,766	$ 9,281	$ 1,690,372	0.6%
Fidelity Consumer Discretionary Central Fund	2,746,341	370,131	189,021	3,312,959	0.5%
Fidelity Consumer Staples Central Fund	2,734,564	350,083	175,690	3,099,170	0.5%
Fidelity Emerging Markets Equity Central Fund	1,893,785	525,003	14,751	2,634,521	0.5%
Fidelity Energy Central Fund	2,808,419	384,727	193,554	3,702,523	0.5%
Fidelity Financials Central Fund	4,798,986	545,057	482,132	5,313,342	0.5%
Fidelity Floating Rate Central Fund	2,867,577	434,585	20,459	3,379,076	0.1%
Fidelity Health Care Central Fund	3,113,727	403,917	207,554	3,682,510	0.5%
Fidelity High Income Central Fund 1	3,382,802	542,468	75,661	3,897,867	0.6%
Fidelity Industrials Central Fund	2,902,234	387,127	199,516	3,543,319	0.5%
Fidelity Information Technology Central Fund	4,037,161	645,329	303,429	4,970,618	0.4%
Fidelity International Equity Central Fund	9,145,167	1,246,323	940,726	10,177,226	0.6%
Fidelity Materials Central Fund	1,035,671	144,208	73,531	1,334,411	0.5%
Fidelity Tactical Income Central Fund	38,036,299	8,540,600	411,981	45,713,626	1.0%
Fidelity Telecom Services Central Fund	753,739	107,417	53,277	852,650	0.5%
Fidelity Utilities Central Fund	973,601	134,460	66,139	1,074,301	0.5%
Total	$ 82,169,135	$ 15,336,201	$ 3,416,702	$ 98,378,491
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $101,245,108. Net unrealized appreciation aggregated $7,056,799, of which $8,155,185 related to appreciated investment securities and $1,098,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.844203.105

AAM50-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 53.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	8,585,018	$ 108,600,481
Fidelity Consumer Discretionary Central Fund (b)	2,025,012	261,246,749
Fidelity Consumer Staples Central Fund (b)	1,760,509	235,749,770
Fidelity Emerging Markets Equity Central Fund (b)	923,250	208,737,599
Fidelity Energy Central Fund (b)	2,265,597	279,619,957
Fidelity Financials Central Fund (b)	7,007,419	426,401,451
Fidelity Health Care Central Fund (b)	2,257,036	282,671,243
Fidelity Industrials Central Fund (b)	2,016,785	287,089,286
Fidelity Information Technology Central Fund (b)	2,401,267	419,357,334
Fidelity International Equity Central Fund (b)	11,122,974	793,179,246
Fidelity Materials Central Fund (b)	588,614	100,794,221
Fidelity Telecom Services Central Fund (b)	562,400	69,343,897
Fidelity Utilities Central Fund (b)	852,765	85,447,035
TOTAL EQUITY CENTRAL FUNDS (Cost $3,167,461,680)		3,558,238,269
Fixed-Income Central Funds - 41.8%

High Yield Fixed-Income Funds - 7.2%
Fidelity Floating Rate Central Fund (b)	2,144,616	214,075,520
Fidelity High Income Central Fund 1 (b)	2,713,602	264,142,026
TOTAL HIGH YIELD FIXED-INCOME FUNDS		478,217,546
Investment Grade Fixed-Income Funds - 34.6%
Fidelity Tactical Income Central Fund (b)	23,059,268	2,315,381,106
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,694,908,148)		2,793,598,652
Money Market Central Funds - 5.0%

Fidelity Cash Central Fund, 0.19% (a)	99,100,629	99,100,629
Fidelity Money Market Central Fund, 0.40% (a)	234,345,106	234,345,106
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $333,445,735)		333,445,735
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 1/13/11 (Cost $2,699,883)	$ 2,700,000	$ 2,699,975
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,198,515,446)	6,687,982,631
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,428,290)
NET ASSETS - 100%	$ 6,686,554,341
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,432
Fidelity Consumer Discretionary Central Fund	839,953
Fidelity Consumer Staples Central Fund	1,296,448
Fidelity Emerging Markets Equity Central Fund	434,553
Fidelity Energy Central Fund	985,465
Fidelity Financials Central Fund	1,348,387
Fidelity Floating Rate Central Fund	2,198,467
Fidelity Health Care Central Fund	827,694
Fidelity High Income Central Fund 1	4,941,061
Fidelity Industrials Central Fund	946,317
Fidelity Information Technology Central Fund	292,110
Fidelity International Equity Central Fund	2,347,455
Fidelity Materials Central Fund	319,584
Fidelity Money Market Central Fund	246,894
Fidelity Tactical Income Central Fund	17,975,770
Fidelity Telecom Services Central Fund	534,426
Fidelity Utilities Central Fund	725,755
Total	$ 36,333,771
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 65,241,884	$ 32,112,245	$ 824,390	$ 108,600,481	40.0%
Fidelity Consumer Discretionary Central Fund	235,359,788	1,224,182	7,331,696	261,246,749	38.5%
Fidelity Consumer Staples Central Fund	228,445,360	1,658,573	9,480,712	235,749,770	36.6%
Fidelity Emerging Markets Equity Central Fund	172,366,846	19,263,535	2,521,590	208,737,599	42.7%
Fidelity Energy Central Fund	231,189,162	1,378,268	8,376,644	279,619,957	37.2%
Fidelity Financials Central Fund	390,689,038	9,997,436	10,269,962	426,401,451	37.3%
Fidelity Floating Rate Central Fund	193,642,208	14,686,669	523,813	214,075,520	7.4%
Fidelity Health Care Central Fund	267,409,685	1,256,529	16,494,700	282,671,243	38.1%
Fidelity High Income Central Fund 1	257,887,814	5,476,630	2,766,367	264,142,026	42.4%
Fidelity Industrials Central Fund	257,594,118	1,353,597	10,413,931	287,089,286	38.6%
Fidelity Information Technology Central Fund	387,038,121	896,000	20,854,669	419,357,334	37.8%
Fidelity International Equity Central Fund	746,878,361	3,896,653	14,679,536	793,179,246	44.8%
Fidelity Materials Central Fund	85,849,120	470,163	3,603,636	100,794,221	38.5%
Fidelity Tactical Income Central Fund	2,319,043,365	28,328,395	7,222,381	2,315,381,106	49.7%
Fidelity Telecom Services Central Fund	66,739,289	643,819	1,743,277	69,343,897	36.7%
Fidelity Utilities Central Fund	84,950,881	862,599	3,024,172	85,447,035	38.0%
Total	$ 5,990,325,040	$ 123,505,293	$ 120,131,476	$ 6,351,836,921
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,558,238,269	$ 3,558,238,269	$ -	$ -
Fixed-Income Central Funds	2,793,598,652	2,793,598,652	-	-
Money Market Central Funds	333,445,735	333,445,735	-	-
U.S. Treasury Obligations	2,699,975	-	2,699,975	-
Total Investments in Securities:	$ 6,687,982,631	$ 6,685,282,656	$ 2,699,975	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $6,198,515,450. Net unrealized appreciation aggregated $489,467,181, of which $787,597,036 related to appreciated investment securities and $298,129,855 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849977.103

ASAN-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	233,863	$ 2,958,362
Fidelity Consumer Discretionary Central Fund (b)	63,172	8,149,813
Fidelity Consumer Staples Central Fund (b)	57,162	7,654,531
Fidelity Emerging Markets Equity Central Fund (b)	29,323	6,629,665
Fidelity Energy Central Fund (b)	73,729	9,099,572
Fidelity Financials Central Fund (b)	227,871	13,865,954
Fidelity Health Care Central Fund (b)	72,091	9,028,690
Fidelity Industrials Central Fund (b)	61,909	8,812,806
Fidelity Information Technology Central Fund (b)	73,628	12,858,309
Fidelity International Equity Central Fund (b)	369,471	26,347,010
Fidelity Materials Central Fund (b)	18,739	3,208,938
Fidelity Telecom Services Central Fund (b)	16,822	2,074,114
Fidelity Utilities Central Fund (b)	27,400	2,745,433
TOTAL EQUITY CENTRAL FUNDS (Cost $99,542,647)		113,433,197
Fixed-Income Central Funds - 37.6%

High Yield Fixed-Income Funds - 37.6%
Fidelity Floating Rate Central Fund (b)	56,472	5,637,002
Fidelity High Income Central Fund 1 (b)	67,901	6,609,439
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $11,476,801)		12,246,441
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Tactical Income Central Fund (b) (Cost $55,553,651)	569,497	57,183,228
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $67,030,452)		69,429,669
Money Market Central Funds - 1.1%

Fidelity Cash Central Fund, 0.19% (a) (Cost $2,010,582)	2,010,582	2,010,582
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $168,583,681)		184,873,448
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(100,577)
NET ASSETS - 100%		$ 184,772,871
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,182
Fidelity Consumer Discretionary Central Fund	23,688
Fidelity Consumer Staples Central Fund	37,576
Fidelity Emerging Markets Equity Central Fund	12,746
Fidelity Energy Central Fund	29,311
Fidelity Financials Central Fund	38,846
Fidelity Floating Rate Central Fund	53,186
Fidelity Health Care Central Fund	22,724
Fidelity High Income Central Fund 1	107,450
Fidelity Industrials Central Fund	26,115
Fidelity Information Technology Central Fund	8,085
Fidelity International Equity Central Fund	69,352
Fidelity Materials Central Fund	8,924
Fidelity Tactical Income Central Fund	366,300
Fidelity Telecom Services Central Fund	13,891
Fidelity Utilities Central Fund	20,992
Total	$ 840,368
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,209,694	$ 1,473,789	$ 8,133	$ 2,958,362	1.1%
Fidelity Consumer Discretionary Central Fund	5,756,305	1,671,338	136,848	8,149,813	1.2%
Fidelity Consumer Staples Central Fund	5,811,550	1,544,845	130,116	7,654,531	1.2%
Fidelity Emerging Markets Equity Central Fund	4,128,180	1,990,167	27,837	6,629,665	1.4%
Fidelity Energy Central Fund	5,915,090	1,732,789	139,995	9,099,572	1.2%
Fidelity Financials Central Fund	10,671,039	2,472,603	406,268	13,865,954	1.2%
Fidelity Floating Rate Central Fund	4,167,636	1,342,482	22,631	5,637,002	0.2%
Fidelity Health Care Central Fund	6,551,401	1,787,700	153,391	9,028,690	1.2%
Fidelity High Income Central Fund 1	4,893,382	1,673,371	28,438	6,609,439	1.1%
Fidelity Industrials Central Fund	6,164,332	1,755,182	145,680	8,812,806	1.2%
Fidelity Information Technology Central Fund	8,716,166	2,967,080	219,046	12,858,309	1.2%
Fidelity International Equity Central Fund	19,858,213	5,421,543	634,950	26,347,010	1.5%
Fidelity Materials Central Fund	2,114,208	645,614	53,674	3,208,938	1.2%
Fidelity Tactical Income Central Fund	40,787,960	17,439,308	551,433	57,183,228	1.2%
Fidelity Telecom Services Central Fund	1,538,035	473,965	39,094	2,074,114	1.1%
Fidelity Utilities Central Fund	2,134,412	586,116	49,261	2,745,433	1.2%
Total	$ 130,417,603	$ 44,977,892	$ 2,746,795	$ 182,862,866
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $168,586,470. Net unrealized appreciation aggregated $16,286,978, of which $18,071,812 related to appreciated investment securities and $1,784,834 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset
Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity Asset Manager® 70%

1.873071.102

AAM70-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	3,520,306	$ 44,531,877
Fidelity Consumer Discretionary Central Fund (b)	1,174,167	151,479,300
Fidelity Consumer Staples Central Fund (b)	996,700	133,468,051
Fidelity Emerging Markets Equity Central Fund (b)	514,997	116,435,643
Fidelity Energy Central Fund (b)	1,270,217	156,770,130
Fidelity Financials Central Fund (b)	3,980,794	242,231,321
Fidelity Health Care Central Fund (b)	1,349,923	169,064,389
Fidelity Industrials Central Fund (b)	1,159,779	165,094,522
Fidelity Information Technology Central Fund (b)	1,375,126	240,152,005
Fidelity International Equity Central Fund (b)	6,147,346	438,367,253
Fidelity Materials Central Fund (b)	341,498	58,478,052
Fidelity Telecom Services Central Fund (b)	320,835	39,558,933
Fidelity Utilities Central Fund (b)	491,680	49,266,331
TOTAL EQUITY CENTRAL FUNDS (Cost $1,893,031,714)		2,004,897,807
Fixed-Income Central Funds - 26.0%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (b)	868,164	86,660,137
Fidelity High Income Central Fund 1 (b)	1,064,314	103,600,344
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $180,500,926)		190,260,481
Investment Grade Fixed-Income Funds - 19.1%
Fidelity Tactical Income Central Fund (b) (Cost $511,415,749)	5,228,934	525,037,273
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $691,916,675)		715,297,754
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.19% (a)	27,505,243	27,505,243
Fidelity Money Market Central Fund, 0.40% (a)	56,199	56,199
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $27,561,442)		27,561,442
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 1/13/11 (Cost $1,199,949)	$ 1,200,000	$ 1,199,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,613,709,780)	2,748,956,992
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,218,263)
NET ASSETS - 100%	$ 2,747,738,729
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,144
Fidelity Consumer Discretionary Central Fund	482,689
Fidelity Consumer Staples Central Fund	718,969
Fidelity Emerging Markets Equity Central Fund	242,007
Fidelity Energy Central Fund	546,583
Fidelity Financials Central Fund	760,828
Fidelity Floating Rate Central Fund	886,682
Fidelity Health Care Central Fund	475,379
Fidelity High Income Central Fund 1	1,935,488
Fidelity Industrials Central Fund	534,621
Fidelity Information Technology Central Fund	165,805
Fidelity International Equity Central Fund	1,287,185
Fidelity Materials Central Fund	182,020
Fidelity Money Market Central Fund	59
Fidelity Tactical Income Central Fund	4,038,355
Fidelity Telecom Services Central Fund	302,620
Fidelity Utilities Central Fund	412,327
Total	$ 12,996,761
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 25,415,430	$ 14,633,177	$ 337,033	$ 44,531,877	16.4%
Fidelity Consumer Discretionary Central Fund	136,069,986	845,599	3,834,620	151,479,300	22.3%
Fidelity Consumer Staples Central Fund	127,570,864	1,064,494	3,599,091	133,468,051	20.7%
Fidelity Emerging Markets Equity Central Fund	97,790,561	12,154,800	4,490,773	116,435,643	23.8%
Fidelity Energy Central Fund	128,969,183	917,140	3,929,328	156,770,130	20.8%
Fidelity Financials Central Fund	220,799,745	7,378,039	6,428,200	242,231,321	21.2%
Fidelity Floating Rate Central Fund	77,935,224	6,442,318	245,936	86,660,137	3.0%
Fidelity Health Care Central Fund	156,854,066	882,904	6,256,153	169,064,389	22.8%
Fidelity High Income Central Fund 1	101,665,775	2,361,135	1,813,800	103,600,344	16.6%
Fidelity Industrials Central Fund	146,394,662	921,212	4,049,676	165,094,522	22.2%
Fidelity Information Technology Central Fund	221,911,599	720,557	12,184,933	240,152,005	21.6%
Fidelity International Equity Central Fund	416,002,632	4,714,288	13,843,822	438,367,253	24.7%
Fidelity Materials Central Fund	49,299,265	324,132	1,496,024	58,478,052	22.3%
Fidelity Tactical Income Central Fund	522,594,935	13,555,912	5,599,374	525,037,273	11.3%
Fidelity Telecom Services Central Fund	38,131,375	406,447	1,087,629	39,558,933	20.9%
Fidelity Utilities Central Fund	48,555,300	543,295	1,358,367	49,266,331	21.9%
Total	$ 2,515,960,602	$ 67,865,449	$ 70,554,759	$ 2,720,195,561
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,004,897,807	$ 2,004,897,807	$ -	$ -
Fixed-Income Central Funds	715,297,754	715,297,754	-	-
Money Market Central Funds	27,561,442	27,561,442	-	-
U.S. Treasury Obligations	1,199,989	-	1,199,989	-
Total Investments in Securities:	$ 2,748,956,992	$ 2,747,757,003	$ 1,199,989	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,613,709,781. Net unrealized appreciation aggregated $135,247,211, of which $355,138,378 related to appreciated investment securities and $219,891,167 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.844204.105

AAM85-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	1,047,953	$ 13,256,606
Fidelity Consumer Discretionary Central Fund (b)	364,910	47,077,032
Fidelity Consumer Staples Central Fund (b)	319,125	42,734,014
Fidelity Emerging Markets Equity Central Fund (b)	162,265	36,686,390
Fidelity Energy Central Fund (b)	425,268	52,486,542
Fidelity Financials Central Fund (b)	1,304,070	79,352,680
Fidelity Health Care Central Fund (b)	415,699	52,062,095
Fidelity Industrials Central Fund (b)	353,692	50,348,043
Fidelity Information Technology Central Fund (b)	442,001	77,191,117
Fidelity International Equity Central Fund (b)	2,018,046	143,906,880
Fidelity Materials Central Fund (b)	112,665	19,292,840
Fidelity Telecom Services Central Fund (b)	104,348	12,866,156
Fidelity Utilities Central Fund (b)	153,100	15,340,604
TOTAL EQUITY CENTRAL FUNDS (Cost $595,391,214)		642,600,999
Fixed-Income Central Funds - 12.7%

High Yield Fixed-Income Funds - 5.5%
Fidelity High Income Central Fund 1 (b) (Cost $35,949,942)	417,908	40,679,191
Investment Grade Fixed-Income Funds - 7.2%
Fidelity Tactical Income Central Fund (b) (Cost $51,680,193)	527,922	53,008,622
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $87,630,135)		93,687,813
Money Market Central Funds - 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a) (Cost $2,110,604)	2,110,604	$ 2,110,604
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $685,131,954)		738,399,416
NET OTHER ASSETS (LIABILITIES) - 0.0%		(171,931)
NET ASSETS - 100%		$ 738,227,485
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,880
Fidelity Consumer Discretionary Central Fund	149,815
Fidelity Consumer Staples Central Fund	230,830
Fidelity Emerging Markets Equity Central Fund	76,230
Fidelity Energy Central Fund	183,011
Fidelity Financials Central Fund	248,021
Fidelity Health Care Central Fund	146,788
Fidelity High Income Central Fund 1	751,900
Fidelity Industrials Central Fund	163,244
Fidelity Information Technology Central Fund	53,220
Fidelity International Equity Central Fund	427,111
Fund	Income earned
Fidelity Materials Central Fund	$ 59,917
Fidelity Tactical Income Central Fund	372,512
Fidelity Telecom Services Central Fund	97,852
Fidelity Utilities Central Fund	128,366
Total	$ 3,091,697
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,100,223	$ 6,140,718	$ 286,392	$ 13,256,606	4.9%
Fidelity Consumer Discretionary Central Fund	41,517,985	648,261	758,477	47,077,032	6.9%
Fidelity Consumer Staples Central Fund	41,570,091	681,023	2,232,389	42,734,014	6.6%
Fidelity Emerging Markets Equity Central Fund	31,592,728	2,110,443	460,818	36,686,390	7.5%
Fidelity Energy Central Fund	42,371,501	690,812	812,854	52,486,542	7.0%
Fidelity Financials Central Fund	73,413,516	1,771,337	2,556,484	79,352,680	6.9%
Fidelity Health Care Central Fund	47,129,056	701,149	1,187,399	52,062,095	7.0%
Fidelity High Income Central Fund 1	38,851,929	1,618,188	328,052	40,679,191	6.5%
Fidelity Industrials Central Fund	43,949,561	689,892	918,329	50,348,043	6.8%
Fidelity Information Technology Central Fund	68,558,855	895,228	1,743,562	77,191,117	7.0%
Fidelity International Equity Central Fund	138,200,607	1,359,258	6,020,946	143,906,880	8.1%
Fidelity Materials Central Fund	15,474,447	754,747	327,055	19,292,840	7.4%
Fidelity Tactical Income Central Fund	49,220,508	6,870,632	2,591,878	53,008,622	1.1%
Fidelity Telecom Services Central Fund	12,146,834	238,671	201,575	12,866,156	6.8%
Fidelity Utilities Central Fund	14,855,826	304,546	287,351	15,340,604	6.8%
Total	$ 664,953,667	$ 25,474,905	$ 20,713,561	$ 736,288,812
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $685,133,166. Net unrealized appreciation aggregated $53,266,250, of which $108,271,462 related to appreciated investment securities and $55,005,212 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

December 31, 2010

1.811345.106

AMI-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 22.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	4,267,114	$ 53,978,996
Fidelity Consumer Discretionary Central Fund (b)	401,437	51,789,344
Fidelity Consumer Staples Central Fund (b)	351,020	47,005,145
Fidelity Emerging Markets Equity Central Fund (b)	193,966	43,853,706
Fidelity Energy Central Fund (b)	468,978	57,881,229
Fidelity Financials Central Fund (b)	1,464,547	89,117,704
Fidelity Health Care Central Fund (b)	457,544	57,302,763
Fidelity Industrials Central Fund (b)	401,306	57,125,913
Fidelity Information Technology Central Fund (b)	486,453	84,954,126
Fidelity International Equity Central Fund (b)	2,240,296	159,755,527
Fidelity Materials Central Fund (b)	121,866	20,868,255
Fidelity Telecom Services Central Fund (b)	112,174	13,831,061
Fidelity Utilities Central Fund (b)	170,414	17,075,461
TOTAL EQUITY CENTRAL FUNDS (Cost $665,023,867)		754,539,230
Fixed-Income Central Funds - 54.4%

High Yield Fixed-Income Funds - 7.1%
Fidelity Floating Rate Central Fund (b)	1,077,486	107,554,604
Fidelity High Income Central Fund 1 (b)	1,345,693	130,989,730
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $221,243,430)		238,544,334
Investment Grade Fixed-Income Funds - 47.3%
Fidelity Tactical Income Central Fund (b) (Cost $1,545,339,738)	15,856,577	1,592,158,943
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,766,583,168)		1,830,703,277
Money Market Central Funds - 23.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	156,153,013	$ 156,153,013
Fidelity Money Market Central Fund, 0.40% (a)	626,436,716	626,436,716
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $782,589,729)		782,589,729
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% 1/13/11 (Cost $499,979)	$ 500,000	499,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,214,696,743)	3,368,332,233
NET OTHER ASSETS (LIABILITIES) - 0.0%	(831,336)
NET ASSETS - 100%	$ 3,367,500,897
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,432
Fidelity Consumer Discretionary Central Fund	164,778
Fidelity Consumer Staples Central Fund	252,970
Fidelity Emerging Markets Equity Central Fund	89,903
Fidelity Energy Central Fund	201,176
Fidelity Financials Central Fund	280,050
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 1,128,118
Fidelity Health Care Central Fund	161,401
Fidelity High Income Central Fund 1	2,401,245
Fidelity Industrials Central Fund	184,681
Fidelity Information Technology Central Fund	58,550
Fidelity International Equity Central Fund	475,598
Fidelity Materials Central Fund	64,995
Fidelity Money Market Central Fund	659,982
Fidelity Tactical Income Central Fund	11,898,767
Fidelity Telecom Services Central Fund	105,963
Fidelity Utilities Central Fund	142,674
Total	$ 18,356,283
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 35,084,213	$ 14,465,620	$ 1,714,609	$ 53,978,996	19.9%
Fidelity Consumer Discretionary Central Fund	45,560,668	1,776,136	1,782,852	51,789,344	7.6%
Fidelity Consumer Staples Central Fund	43,988,692	1,762,440	1,684,108	47,005,145	7.3%
Fidelity Emerging Markets Equity Central Fund	35,966,470	4,163,796	277,093	43,853,706	9.0%
Fidelity Energy Central Fund	44,327,258	4,111,088	1,818,289	57,881,229	7.7%
Fidelity Financials Central Fund	82,498,800	2,183,624	3,058,455	89,117,704	7.8%
Fidelity Floating Rate Central Fund	97,415,747	6,997,703	53,799	107,554,604	3.9%
Fidelity Health Care Central Fund	51,145,285	2,227,364	1,991,112	57,302,763	7.7%
Fidelity High Income Central Fund 1	121,836,478	7,961,339	484,577	130,989,730	21.0%
Fidelity Industrials Central Fund	49,634,644	1,889,414	1,891,016	57,125,913	7.7%
Fidelity Information Technology Central Fund	76,871,824	2,654,724	5,006,264	84,954,126	7.7%
Fidelity International Equity Central Fund	150,090,745	4,249,243	6,067,194	159,755,527	9.0%
Fidelity Materials Central Fund	16,958,529	959,498	697,846	20,868,255	8.0%
Fidelity Tactical Income Central Fund	1,487,037,888	122,519,098	763,958	1,592,158,943	34.1%
Fidelity Telecom Services Central Fund	13,038,484	563,490	506,459	13,831,061	7.3%
Fidelity Utilities Central Fund	16,478,538	712,746	636,181	17,075,461	7.6%
Total	$ 2,367,934,263	$ 179,197,323	$ 28,433,812	$ 2,585,242,507
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 754,539,230	$ 754,539,230	$ -	$ -
Fixed-Income Central Funds	1,830,703,277	1,830,703,277	-	-
Money Market Central Funds	782,589,729	782,589,729	-	-
U.S. Treasury Obligations	499,997	-	499,997	-
Total Investments in Securities:	$ 3,368,332,233	$ 3,367,832,236	$ 499,997	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $3,214,696,743. Net unrealized appreciation aggregated $153,635,490, of which $193,245,702 related to appreciated investment securities and $39,610,212 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

December 31, 2010

1.849900.103

TAN-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	190,682	$ 2,412,120
Fidelity Consumer Discretionary Central Fund (b)	26,755	3,451,638
Fidelity Consumer Staples Central Fund (b)	24,266	3,249,472
Fidelity Emerging Markets Equity Central Fund (b)	12,311	2,783,408
Fidelity Energy Central Fund (b)	31,192	3,849,733
Fidelity Financials Central Fund (b)	96,172	5,852,062
Fidelity Health Care Central Fund (b)	30,865	3,865,534
Fidelity Industrials Central Fund (b)	26,308	3,744,977
Fidelity Information Technology Central Fund (b)	31,906	5,571,984
Fidelity International Equity Central Fund (b)	157,343	11,220,126
Fidelity Materials Central Fund (b)	7,922	1,356,520
Fidelity Telecom Services Central Fund (b)	7,004	863,546
Fidelity Utilities Central Fund (b)	11,607	1,162,989
TOTAL EQUITY CENTRAL FUNDS (Cost $43,234,003)		49,384,109
Fixed-Income Central Funds - 55.0%

High Yield Fixed-Income Funds - 6.8%
Fidelity Floating Rate Central Fund (b)	48,074	4,798,698
Fidelity High Income Central Fund 1 (b)	58,158	5,661,109
TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,459,807
Investment Grade Fixed-Income Funds - 48.2%
Fidelity Tactical Income Central Fund (b)	742,934	74,598,017
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $81,231,102)		85,057,824
Money Market Central Funds - 13.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	10,295,491	$ 10,295,491
Fidelity Money Market Central Fund, 0.40% (a)	9,914,031	9,914,031
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $20,209,522)		20,209,522
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $144,674,627)		154,651,455
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,217)
NET ASSETS - 100%		$ 154,597,238
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,296
Fidelity Consumer Discretionary Central Fund	10,658
Fidelity Consumer Staples Central Fund	16,941
Fidelity Emerging Markets Equity Central Fund	5,505
Fidelity Energy Central Fund	13,039
Fidelity Financials Central Fund	17,731
Fidelity Floating Rate Central Fund	48,419
Fidelity Health Care Central Fund	10,488
Fund	Income earned
Fidelity High Income Central Fund 1	$ 99,375
Fidelity Industrials Central Fund	11,761
Fidelity Information Technology Central Fund	3,727
Fidelity International Equity Central Fund	31,857
Fidelity Materials Central Fund	4,073
Fidelity Money Market Central Fund	10,445
Fidelity Tactical Income Central Fund	518,242
Fidelity Telecom Services Central Fund	6,337
Fidelity Utilities Central Fund	9,419
Total	$ 823,313
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,240,023	$ 929,127	$ 9,089	$ 2,412,120	0.9%
Fidelity Consumer Discretionary Central Fund	2,836,215	360,510	140,884	3,451,638	0.5%
Fidelity Consumer Staples Central Fund	2,843,919	343,647	133,359	3,249,472	0.5%
Fidelity Emerging Markets Equity Central Fund	1,939,042	618,549	13,142	2,783,408	0.6%
Fidelity Energy Central Fund	2,899,956	371,560	144,070	3,849,733	0.5%
Fidelity Financials Central Fund	5,225,903	481,685	346,572	5,852,062	0.5%
Fidelity Floating Rate Central Fund	4,064,391	624,336	26,351	4,798,698	0.2%
Fidelity Health Care Central Fund	3,238,395	398,381	157,222	3,865,534	0.5%
Fidelity High Income Central Fund 1	4,863,799	776,507	46,272	5,661,109	0.9%
Fidelity Industrials Central Fund	2,985,576	438,185	149,780	3,744,977	0.5%
Fidelity Information Technology Central Fund	4,518,643	623,872	225,724	5,571,984	0.5%
Fidelity International Equity Central Fund	9,992,395	1,178,254	718,507	11,220,126	0.6%
Fidelity Materials Central Fund	1,042,730	140,504	55,165	1,356,520	0.5%
Fidelity Tactical Income Central Fund	62,297,007	13,431,958	398,757	74,598,017	1.4%
Fidelity Telecom Services Central Fund	753,772	105,088	40,106	863,546	1.6%
Fidelity Utilities Central Fund	1,047,040	132,416	50,460	1,162,989	0.5%
Total	$ 111,788,806	$ 20,954,579	$ 2,655,460	$ 134,441,933
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $144,674,627. Net unrealized appreciation aggregated $9,976,828, of which $10,931,075 related to appreciated investment securities and $954,247 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

December 31, 2010

1.849910.103

FAN-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 41.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	133,626	$ 1,690,372
Fidelity Consumer Discretionary Central Fund (b)	25,680	3,312,959
Fidelity Consumer Staples Central Fund (b)	23,144	3,099,170
Fidelity Emerging Markets Equity Central Fund (b)	11,653	2,634,521
Fidelity Energy Central Fund (b)	29,999	3,702,523
Fidelity Financials Central Fund (b)	87,319	5,313,342
Fidelity Health Care Central Fund (b)	29,404	3,682,510
Fidelity Industrials Central Fund (b)	24,892	3,543,319
Fidelity Information Technology Central Fund (b)	28,462	4,970,618
Fidelity International Equity Central Fund (b)	142,718	10,177,226
Fidelity Materials Central Fund (b)	7,793	1,334,411
Fidelity Telecom Services Central Fund (b)	6,915	852,650
Fidelity Utilities Central Fund (b)	10,722	1,074,301
TOTAL EQUITY CENTRAL FUNDS (Cost $40,404,262)		45,387,922
Fixed-Income Central Funds - 48.9%

High Yield Fixed-Income Funds - 6.7%
Fidelity Floating Rate Central Fund (b)	33,852	3,379,076
Fidelity High Income Central Fund 1 (b)	40,044	3,897,867
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $6,762,068)		7,276,943
Investment Grade Fixed-Income Funds - 42.2%
Fidelity Tactical Income Central Fund (b) (Cost $44,155,174)	455,270	45,713,626
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $50,917,242)		52,990,569
Money Market Central Funds - 9.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	6,017,889	$ 6,017,889
Fidelity Money Market Central Fund, 0.40% (a)	3,905,527	3,905,527
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $9,923,416)		9,923,416
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,244,920)		108,301,907
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,635)
NET ASSETS - 100%		$ 108,261,272
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,204
Fidelity Consumer Discretionary Central Fund	10,279
Fidelity Consumer Staples Central Fund	16,261
Fidelity Emerging Markets Equity Central Fund	5,256
Fidelity Energy Central Fund	12,558
Fidelity Financials Central Fund	16,237
Fidelity Floating Rate Central Fund	34,379
Fidelity Health Care Central Fund	10,105
Fund	Income earned
Fidelity High Income Central Fund 1	$ 69,323
Fidelity Industrials Central Fund	11,178
Fidelity Information Technology Central Fund	3,336
Fidelity International Equity Central Fund	29,411
Fidelity Materials Central Fund	4,050
Fidelity Money Market Central Fund	4,115
Fidelity Tactical Income Central Fund	319,167
Fidelity Telecom Services Central Fund	6,346
Fidelity Utilities Central Fund	8,740
Total	$ 563,945
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 939,062	$ 574,766	$ 9,281	$ 1,690,372	0.6%
Fidelity Consumer Discretionary Central Fund	2,746,341	370,131	189,021	3,312,959	0.5%
Fidelity Consumer Staples Central Fund	2,734,564	350,083	175,690	3,099,170	0.5%
Fidelity Emerging Markets Equity Central Fund	1,893,785	525,003	14,751	2,634,521	0.5%
Fidelity Energy Central Fund	2,808,419	384,727	193,554	3,702,523	0.5%
Fidelity Financials Central Fund	4,798,986	545,057	482,132	5,313,342	0.5%
Fidelity Floating Rate Central Fund	2,867,577	434,585	20,459	3,379,076	0.1%
Fidelity Health Care Central Fund	3,113,727	403,917	207,554	3,682,510	0.5%
Fidelity High Income Central Fund 1	3,382,802	542,468	75,661	3,897,867	0.6%
Fidelity Industrials Central Fund	2,902,234	387,127	199,516	3,543,319	0.5%
Fidelity Information Technology Central Fund	4,037,161	645,329	303,429	4,970,618	0.4%
Fidelity International Equity Central Fund	9,145,167	1,246,323	940,726	10,177,226	0.6%
Fidelity Materials Central Fund	1,035,671	144,208	73,531	1,334,411	0.5%
Fidelity Tactical Income Central Fund	38,036,299	8,540,600	411,981	45,713,626	1.0%
Fidelity Telecom Services Central Fund	753,739	107,417	53,277	852,650	0.5%
Fidelity Utilities Central Fund	973,601	134,460	66,139	1,074,301	0.5%
Total	$ 82,169,135	$ 15,336,201	$ 3,416,702	$ 98,378,491
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $101,245,108. Net unrealized appreciation aggregated $7,056,799, of which $8,155,185 related to appreciated investment securities and $1,098,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

December 31, 2010

1.811343.106

FAA-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 53.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	8,585,018	$ 108,600,481
Fidelity Consumer Discretionary Central Fund (b)	2,025,012	261,246,749
Fidelity Consumer Staples Central Fund (b)	1,760,509	235,749,770
Fidelity Emerging Markets Equity Central Fund (b)	923,250	208,737,599
Fidelity Energy Central Fund (b)	2,265,597	279,619,957
Fidelity Financials Central Fund (b)	7,007,419	426,401,451
Fidelity Health Care Central Fund (b)	2,257,036	282,671,243
Fidelity Industrials Central Fund (b)	2,016,785	287,089,286
Fidelity Information Technology Central Fund (b)	2,401,267	419,357,334
Fidelity International Equity Central Fund (b)	11,122,974	793,179,246
Fidelity Materials Central Fund (b)	588,614	100,794,221
Fidelity Telecom Services Central Fund (b)	562,400	69,343,897
Fidelity Utilities Central Fund (b)	852,765	85,447,035
TOTAL EQUITY CENTRAL FUNDS (Cost $3,167,461,680)		3,558,238,269
Fixed-Income Central Funds - 41.8%

High Yield Fixed-Income Funds - 7.2%
Fidelity Floating Rate Central Fund (b)	2,144,616	214,075,520
Fidelity High Income Central Fund 1 (b)	2,713,602	264,142,026
TOTAL HIGH YIELD FIXED-INCOME FUNDS		478,217,546
Investment Grade Fixed-Income Funds - 34.6%
Fidelity Tactical Income Central Fund (b)	23,059,268	2,315,381,106
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,694,908,148)		2,793,598,652
Money Market Central Funds - 5.0%

Fidelity Cash Central Fund, 0.19% (a)	99,100,629	99,100,629
Fidelity Money Market Central Fund, 0.40% (a)	234,345,106	234,345,106
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $333,445,735)		333,445,735
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 1/13/11 (Cost $2,699,883)	$ 2,700,000	$ 2,699,975
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,198,515,446)	6,687,982,631
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,428,290)
NET ASSETS - 100%	$ 6,686,554,341
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,432
Fidelity Consumer Discretionary Central Fund	839,953
Fidelity Consumer Staples Central Fund	1,296,448
Fidelity Emerging Markets Equity Central Fund	434,553
Fidelity Energy Central Fund	985,465
Fidelity Financials Central Fund	1,348,387
Fidelity Floating Rate Central Fund	2,198,467
Fidelity Health Care Central Fund	827,694
Fidelity High Income Central Fund 1	4,941,061
Fidelity Industrials Central Fund	946,317
Fidelity Information Technology Central Fund	292,110
Fidelity International Equity Central Fund	2,347,455
Fidelity Materials Central Fund	319,584
Fidelity Money Market Central Fund	246,894
Fidelity Tactical Income Central Fund	17,975,770
Fidelity Telecom Services Central Fund	534,426
Fidelity Utilities Central Fund	725,755
Total	$ 36,333,771
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 65,241,884	$ 32,112,245	$ 824,390	$ 108,600,481	40.0%
Fidelity Consumer Discretionary Central Fund	235,359,788	1,224,182	7,331,696	261,246,749	38.5%
Fidelity Consumer Staples Central Fund	228,445,360	1,658,573	9,480,712	235,749,770	36.6%
Fidelity Emerging Markets Equity Central Fund	172,366,846	19,263,535	2,521,590	208,737,599	42.7%
Fidelity Energy Central Fund	231,189,162	1,378,268	8,376,644	279,619,957	37.2%
Fidelity Financials Central Fund	390,689,038	9,997,436	10,269,962	426,401,451	37.3%
Fidelity Floating Rate Central Fund	193,642,208	14,686,669	523,813	214,075,520	7.4%
Fidelity Health Care Central Fund	267,409,685	1,256,529	16,494,700	282,671,243	38.1%
Fidelity High Income Central Fund 1	257,887,814	5,476,630	2,766,367	264,142,026	42.4%
Fidelity Industrials Central Fund	257,594,118	1,353,597	10,413,931	287,089,286	38.6%
Fidelity Information Technology Central Fund	387,038,121	896,000	20,854,669	419,357,334	37.8%
Fidelity International Equity Central Fund	746,878,361	3,896,653	14,679,536	793,179,246	44.8%
Fidelity Materials Central Fund	85,849,120	470,163	3,603,636	100,794,221	38.5%
Fidelity Tactical Income Central Fund	2,319,043,365	28,328,395	7,222,381	2,315,381,106	49.7%
Fidelity Telecom Services Central Fund	66,739,289	643,819	1,743,277	69,343,897	36.7%
Fidelity Utilities Central Fund	84,950,881	862,599	3,024,172	85,447,035	38.0%
Total	$ 5,990,325,040	$ 123,505,293	$ 120,131,476	$ 6,351,836,921
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,558,238,269	$ 3,558,238,269	$ -	$ -
Fixed-Income Central Funds	2,793,598,652	2,793,598,652	-	-
Money Market Central Funds	333,445,735	333,445,735	-	-
U.S. Treasury Obligations	2,699,975	-	2,699,975	-
Total Investments in Securities:	$ 6,687,982,631	$ 6,685,282,656	$ 2,699,975	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $6,198,515,450. Net unrealized appreciation aggregated $489,467,181, of which $787,597,036 related to appreciated investment securities and $298,129,855 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

December 31, 2010

1.849920.103

SAN-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	233,863	$ 2,958,362
Fidelity Consumer Discretionary Central Fund (b)	63,172	8,149,813
Fidelity Consumer Staples Central Fund (b)	57,162	7,654,531
Fidelity Emerging Markets Equity Central Fund (b)	29,323	6,629,665
Fidelity Energy Central Fund (b)	73,729	9,099,572
Fidelity Financials Central Fund (b)	227,871	13,865,954
Fidelity Health Care Central Fund (b)	72,091	9,028,690
Fidelity Industrials Central Fund (b)	61,909	8,812,806
Fidelity Information Technology Central Fund (b)	73,628	12,858,309
Fidelity International Equity Central Fund (b)	369,471	26,347,010
Fidelity Materials Central Fund (b)	18,739	3,208,938
Fidelity Telecom Services Central Fund (b)	16,822	2,074,114
Fidelity Utilities Central Fund (b)	27,400	2,745,433
TOTAL EQUITY CENTRAL FUNDS (Cost $99,542,647)		113,433,197
Fixed-Income Central Funds - 37.6%

High Yield Fixed-Income Funds - 37.6%
Fidelity Floating Rate Central Fund (b)	56,472	5,637,002
Fidelity High Income Central Fund 1 (b)	67,901	6,609,439
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $11,476,801)		12,246,441
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Tactical Income Central Fund (b) (Cost $55,553,651)	569,497	57,183,228
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $67,030,452)		69,429,669
Money Market Central Funds - 1.1%

Fidelity Cash Central Fund, 0.19% (a) (Cost $2,010,582)	2,010,582	2,010,582
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $168,583,681)		184,873,448
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(100,577)
NET ASSETS - 100%		$ 184,772,871
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,182
Fidelity Consumer Discretionary Central Fund	23,688
Fidelity Consumer Staples Central Fund	37,576
Fidelity Emerging Markets Equity Central Fund	12,746
Fidelity Energy Central Fund	29,311
Fidelity Financials Central Fund	38,846
Fidelity Floating Rate Central Fund	53,186
Fidelity Health Care Central Fund	22,724
Fidelity High Income Central Fund 1	107,450
Fidelity Industrials Central Fund	26,115
Fidelity Information Technology Central Fund	8,085
Fidelity International Equity Central Fund	69,352
Fidelity Materials Central Fund	8,924
Fidelity Tactical Income Central Fund	366,300
Fidelity Telecom Services Central Fund	13,891
Fidelity Utilities Central Fund	20,992
Total	$ 840,368
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,209,694	$ 1,473,789	$ 8,133	$ 2,958,362	1.1%
Fidelity Consumer Discretionary Central Fund	5,756,305	1,671,338	136,848	8,149,813	1.2%
Fidelity Consumer Staples Central Fund	5,811,550	1,544,845	130,116	7,654,531	1.2%
Fidelity Emerging Markets Equity Central Fund	4,128,180	1,990,167	27,837	6,629,665	1.4%
Fidelity Energy Central Fund	5,915,090	1,732,789	139,995	9,099,572	1.2%
Fidelity Financials Central Fund	10,671,039	2,472,603	406,268	13,865,954	1.2%
Fidelity Floating Rate Central Fund	4,167,636	1,342,482	22,631	5,637,002	0.2%
Fidelity Health Care Central Fund	6,551,401	1,787,700	153,391	9,028,690	1.2%
Fidelity High Income Central Fund 1	4,893,382	1,673,371	28,438	6,609,439	1.1%
Fidelity Industrials Central Fund	6,164,332	1,755,182	145,680	8,812,806	1.2%
Fidelity Information Technology Central Fund	8,716,166	2,967,080	219,046	12,858,309	1.2%
Fidelity International Equity Central Fund	19,858,213	5,421,543	634,950	26,347,010	1.5%
Fidelity Materials Central Fund	2,114,208	645,614	53,674	3,208,938	1.2%
Fidelity Tactical Income Central Fund	40,787,960	17,439,308	551,433	57,183,228	1.2%
Fidelity Telecom Services Central Fund	1,538,035	473,965	39,094	2,074,114	1.1%
Fidelity Utilities Central Fund	2,134,412	586,116	49,261	2,745,433	1.2%
Total	$ 130,417,603	$ 44,977,892	$ 2,746,795	$ 182,862,866
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $168,586,470. Net unrealized appreciation aggregated $16,286,978, of which $18,071,812 related to appreciated investment securities and $1,784,834 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

December 31, 2010

1.811339.106

AMG-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	3,520,306	$ 44,531,877
Fidelity Consumer Discretionary Central Fund (b)	1,174,167	151,479,300
Fidelity Consumer Staples Central Fund (b)	996,700	133,468,051
Fidelity Emerging Markets Equity Central Fund (b)	514,997	116,435,643
Fidelity Energy Central Fund (b)	1,270,217	156,770,130
Fidelity Financials Central Fund (b)	3,980,794	242,231,321
Fidelity Health Care Central Fund (b)	1,349,923	169,064,389
Fidelity Industrials Central Fund (b)	1,159,779	165,094,522
Fidelity Information Technology Central Fund (b)	1,375,126	240,152,005
Fidelity International Equity Central Fund (b)	6,147,346	438,367,253
Fidelity Materials Central Fund (b)	341,498	58,478,052
Fidelity Telecom Services Central Fund (b)	320,835	39,558,933
Fidelity Utilities Central Fund (b)	491,680	49,266,331
TOTAL EQUITY CENTRAL FUNDS (Cost $1,893,031,714)		2,004,897,807
Fixed-Income Central Funds - 26.0%

High Yield Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (b)	868,164	86,660,137
Fidelity High Income Central Fund 1 (b)	1,064,314	103,600,344
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $180,500,926)		190,260,481
Investment Grade Fixed-Income Funds - 19.1%
Fidelity Tactical Income Central Fund (b) (Cost $511,415,749)	5,228,934	525,037,273
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $691,916,675)		715,297,754
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.19% (a)	27,505,243	27,505,243
Fidelity Money Market Central Fund, 0.40% (a)	56,199	56,199
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $27,561,442)		27,561,442
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 1/13/11 (Cost $1,199,949)	$ 1,200,000	$ 1,199,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,613,709,780)	2,748,956,992
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,218,263)
NET ASSETS - 100%	$ 2,747,738,729
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,144
Fidelity Consumer Discretionary Central Fund	482,689
Fidelity Consumer Staples Central Fund	718,969
Fidelity Emerging Markets Equity Central Fund	242,007
Fidelity Energy Central Fund	546,583
Fidelity Financials Central Fund	760,828
Fidelity Floating Rate Central Fund	886,682
Fidelity Health Care Central Fund	475,379
Fidelity High Income Central Fund 1	1,935,488
Fidelity Industrials Central Fund	534,621
Fidelity Information Technology Central Fund	165,805
Fidelity International Equity Central Fund	1,287,185
Fidelity Materials Central Fund	182,020
Fidelity Money Market Central Fund	59
Fidelity Tactical Income Central Fund	4,038,355
Fidelity Telecom Services Central Fund	302,620
Fidelity Utilities Central Fund	412,327
Total	$ 12,996,761
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 25,415,430	$ 14,633,177	$ 337,033	$ 44,531,877	16.4%
Fidelity Consumer Discretionary Central Fund	136,069,986	845,599	3,834,620	151,479,300	22.3%
Fidelity Consumer Staples Central Fund	127,570,864	1,064,494	3,599,091	133,468,051	20.7%
Fidelity Emerging Markets Equity Central Fund	97,790,561	12,154,800	4,490,773	116,435,643	23.8%
Fidelity Energy Central Fund	128,969,183	917,140	3,929,328	156,770,130	20.8%
Fidelity Financials Central Fund	220,799,745	7,378,039	6,428,200	242,231,321	21.2%
Fidelity Floating Rate Central Fund	77,935,224	6,442,318	245,936	86,660,137	3.0%
Fidelity Health Care Central Fund	156,854,066	882,904	6,256,153	169,064,389	22.8%
Fidelity High Income Central Fund 1	101,665,775	2,361,135	1,813,800	103,600,344	16.6%
Fidelity Industrials Central Fund	146,394,662	921,212	4,049,676	165,094,522	22.2%
Fidelity Information Technology Central Fund	221,911,599	720,557	12,184,933	240,152,005	21.6%
Fidelity International Equity Central Fund	416,002,632	4,714,288	13,843,822	438,367,253	24.7%
Fidelity Materials Central Fund	49,299,265	324,132	1,496,024	58,478,052	22.3%
Fidelity Tactical Income Central Fund	522,594,935	13,555,912	5,599,374	525,037,273	11.3%
Fidelity Telecom Services Central Fund	38,131,375	406,447	1,087,629	39,558,933	20.9%
Fidelity Utilities Central Fund	48,555,300	543,295	1,358,367	49,266,331	21.9%
Total	$ 2,515,960,602	$ 67,865,449	$ 70,554,759	$ 2,720,195,561
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,004,897,807	$ 2,004,897,807	$ -	$ -
Fixed-Income Central Funds	715,297,754	715,297,754	-	-
Money Market Central Funds	27,561,442	27,561,442	-	-
U.S. Treasury Obligations	1,199,989	-	1,199,989	-
Total Investments in Securities:	$ 2,748,956,992	$ 2,747,757,003	$ 1,199,989	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,613,709,781. Net unrealized appreciation aggregated $135,247,211, of which $355,138,378 related to appreciated investment securities and $219,891,167 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

December 31, 2010

1.811344.106

AGG-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	1,047,953	$ 13,256,606
Fidelity Consumer Discretionary Central Fund (b)	364,910	47,077,032
Fidelity Consumer Staples Central Fund (b)	319,125	42,734,014
Fidelity Emerging Markets Equity Central Fund (b)	162,265	36,686,390
Fidelity Energy Central Fund (b)	425,268	52,486,542
Fidelity Financials Central Fund (b)	1,304,070	79,352,680
Fidelity Health Care Central Fund (b)	415,699	52,062,095
Fidelity Industrials Central Fund (b)	353,692	50,348,043
Fidelity Information Technology Central Fund (b)	442,001	77,191,117
Fidelity International Equity Central Fund (b)	2,018,046	143,906,880
Fidelity Materials Central Fund (b)	112,665	19,292,840
Fidelity Telecom Services Central Fund (b)	104,348	12,866,156
Fidelity Utilities Central Fund (b)	153,100	15,340,604
TOTAL EQUITY CENTRAL FUNDS (Cost $595,391,214)		642,600,999
Fixed-Income Central Funds - 12.7%

High Yield Fixed-Income Funds - 5.5%
Fidelity High Income Central Fund 1 (b) (Cost $35,949,942)	417,908	40,679,191
Investment Grade Fixed-Income Funds - 7.2%
Fidelity Tactical Income Central Fund (b) (Cost $51,680,193)	527,922	53,008,622
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $87,630,135)		93,687,813
Money Market Central Funds - 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a) (Cost $2,110,604)	2,110,604	$ 2,110,604
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $685,131,954)		738,399,416
NET OTHER ASSETS (LIABILITIES) - 0.0%		(171,931)
NET ASSETS - 100%		$ 738,227,485
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,880
Fidelity Consumer Discretionary Central Fund	149,815
Fidelity Consumer Staples Central Fund	230,830
Fidelity Emerging Markets Equity Central Fund	76,230
Fidelity Energy Central Fund	183,011
Fidelity Financials Central Fund	248,021
Fidelity Health Care Central Fund	146,788
Fidelity High Income Central Fund 1	751,900
Fidelity Industrials Central Fund	163,244
Fidelity Information Technology Central Fund	53,220
Fidelity International Equity Central Fund	427,111
Fund	Income earned
Fidelity Materials Central Fund	$ 59,917
Fidelity Tactical Income Central Fund	372,512
Fidelity Telecom Services Central Fund	97,852
Fidelity Utilities Central Fund	128,366
Total	$ 3,091,697
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,100,223	$ 6,140,718	$ 286,392	$ 13,256,606	4.9%
Fidelity Consumer Discretionary Central Fund	41,517,985	648,261	758,477	47,077,032	6.9%
Fidelity Consumer Staples Central Fund	41,570,091	681,023	2,232,389	42,734,014	6.6%
Fidelity Emerging Markets Equity Central Fund	31,592,728	2,110,443	460,818	36,686,390	7.5%
Fidelity Energy Central Fund	42,371,501	690,812	812,854	52,486,542	7.0%
Fidelity Financials Central Fund	73,413,516	1,771,337	2,556,484	79,352,680	6.9%
Fidelity Health Care Central Fund	47,129,056	701,149	1,187,399	52,062,095	7.0%
Fidelity High Income Central Fund 1	38,851,929	1,618,188	328,052	40,679,191	6.5%
Fidelity Industrials Central Fund	43,949,561	689,892	918,329	50,348,043	6.8%
Fidelity Information Technology Central Fund	68,558,855	895,228	1,743,562	77,191,117	7.0%
Fidelity International Equity Central Fund	138,200,607	1,359,258	6,020,946	143,906,880	8.1%
Fidelity Materials Central Fund	15,474,447	754,747	327,055	19,292,840	7.4%
Fidelity Tactical Income Central Fund	49,220,508	6,870,632	2,591,878	53,008,622	1.1%
Fidelity Telecom Services Central Fund	12,146,834	238,671	201,575	12,866,156	6.8%
Fidelity Utilities Central Fund	14,855,826	304,546	287,351	15,340,604	6.8%
Total	$ 664,953,667	$ 25,474,905	$ 20,713,561	$ 736,288,812
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $685,133,166. Net unrealized appreciation aggregated $53,266,250, of which $108,271,462 related to appreciated investment securities and $55,005,212 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2011